Consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 404,601	$ 68,894
Other receivables	29,367	6,543
Financial assets at fair value through profit or loss	6,530	0
Prepayments and other assets	11,888	13,793
Total current assets	452,386	89,230
Non-current assets
Property, plant and equipment	441,371	241,102
Right-of-use assets	1,549	1,374
Deferred tax assets	0	8
Computer hardware prepayments	239,841	68
Prepayments and other assets	17,459	0
Other assets	427	292
Total non-current assets	700,647	242,844
Total assets	1,153,033	332,074
Current liabilities
Lease liabilities	214	192
Income tax	1,389	32
Employee benefits	1,342	961
Trade and other payables	32,119	16,644
Deferred revenue	2,558	0
Provisions	13,375	6,172
Total current liabilities	50,997	24,001
Non-current liabilities
Lease liabilities	1,441	1,256
Deferred tax liabilities	3,125	1,365
Employee benefits	119	91
Total non-current liabilities	4,685	2,712
Total liabilities	55,682	26,713
Equity
Issued capital	1,764,289	965,857
Foreign currency translation reserve	(34,993)	(34,655)
Share-based payments reserve	51,286	28,435
Accumulated losses	(683,231)	(654,276)
Total equity	1,097,351	305,361
Total liabilities and equity	$ 1,153,033	$ 332,074